GOODWILL AND INTANGIBLES	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
GOODWILL AND INTANGIBLES

	Goodwill(i)	Other intangible assets(ii)	Total
Cost
At January 1, 2022	$403.7	$85.5	$489.2
Additions	—	0.1	0.1
At December 31, 2022	$403.7	$85.6	$489.3
Accumulated amortization and impairment
At January 1, 2022	$(45.0)	$(52.4)	$(97.4)
Amortization	—	(4.8)	(4.8)
At December 31, 2022	$(45.0)	$(57.2)	$(102.2)
Net book value at December 31, 2022	$358.7	$28.4	$387.1

	Goodwill(i)	Other intangible assets(ii)	Total
Cost
At January 1, 2021	$403.7	$85.3	$489.0
Additions	—	0.2	$0.2
At December 31, 2021	$403.7	$85.5	$489.2
Accumulated amortization and impairment
At January 1, 2021	$(45.0)	$(47.6)	$(92.6)
Amortization	—	(4.8)	(4.8)
At December 31, 2021	$(45.0)	$(52.4)	$(97.4)
Net book value at December 31, 2021	$358.7	$33.1	$391.8
(i)Goodwill represents the excess of the purchase cost over the fair value of net assets acquired in a business acquisition. On June 16, 2014, the Company acquired a 50% interest in Canadian Malartic. Goodwill of $427.7 million was recognized on the excess of the purchase consideration over the fair value of the assets and liabilities acquired. In March 2018, the Company sold certain jointly owned exploration properties of the Canadian Malartic Corporation, and derecognized $24.0 million of goodwill allocated to the exploration properties.
(ii)Other intangible assets primarily comprise capitalized system development costs.